Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Real Goods Solar, Inc.
Entity Central Index Key	0001425565
Trading Symbol	rgse
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false